UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2021

Date of reporting period:  August 31, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report
August 31, 2020

Bright Rock Mid Cap Growth Fund
Institutional Class Shares (BQMGX)

Bright Rock Quality Large Cap Fund
Institutional Class Shares (BQLCX)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Funds’ website (http://www.brightrockfunds.com/literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you are a direct investor, by calling the Funds at 1-866-273-7223 or by sending an e-mail request to info@brightrockcap.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-866-273-7223 or send an e-mail request to info@brightrockcap.com to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or, if you invest directly with the Funds, to all Bright Rock Funds you hold.

Investment Adviser

Bright Rock Capital Management LLC
288 Union Street
Rockland, Massachusetts 02370

Phone:  1-866-273-7223

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3

ALLOCATION OF PORTFOLIO HOLDINGS	5

EXPENSE EXAMPLES	6

INVESTMENT HIGHLIGHTS	8

SCHEDULES OF INVESTMENTS	10

STATEMENTS OF ASSETS AND LIABILITIES	16

STATEMENTS OF OPERATIONS	17

STATEMENTS OF CHANGES IN NET ASSETS	18

FINANCIAL HIGHLIGHTS	20

NOTES TO FINANCIAL STATEMENTS	22

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	32

NOTICE OF PRIVACY POLICY & PRACTICES	37

ADDITIONAL INFORMATION	38

Dear Shareholder:

U.S. Economic and Equity Market Overview

The period from March 1, 2020 to August 31, 2020 had a volatile start, but ended with equities sharply higher. The S&P 500 Total Return Index (the “S&P 500 Index”) finished down 12.35% in the month of March, as COVID-19 lockdowns and social distancing measures brought business activity to a halt. This caused our government to respond with extraordinarily swift and comprehensive fiscal and monetary responses.

In March, the Fed cut rates twice (to zero) and approved a historic $2 trillion stimulus package, which included the $349 billion Small Business Administration Payroll Protection Program (PPP). An additional $484 billion in PPP funds were approved in April, further aiding our economy. As global economies have begun to slowly reopen and progress continues to be made on a COVID-19 vaccine, market sentiment has improved and markets have bounced back quickly despite an economy that is still slowly recovering from the economic pain. In Q2 of 2020, U.S. Real GDP declined 32.9%, while the S&P 500 Index rallied +20.54%. While the unemployment rate continues to improve from the 14.7% peak in April 2020, we still stand with an 8.4% unemployment rate at the end of August; far from the 3.5% levels we experienced pre-pandemic.

Bright Rock Fund Overviews

Quality Large Cap Fund:

For the six-month period ended August 31, 2020, the Institutional Class shares of the Fund returned 12.67%, lagging the 19.63% return of the S&P 500 Total Return Index over the same six-month period. Underperformance of our bias towards equal sector weighting and our stock picks in the Information Technology sector explains the majority of the relative underperformance between the Institutional Class shares of the Fund and the S&P 500 Index returns. The S&P 500 Equal Weighted Sectors Index returned 13.86%, lagging the S&P 500 Index by 5.77%.

Nine of the eleven sectors in the S&P 500 Index produced positive returns over the past six months, with only Energy (-20.09%) and Financials (-4.49%) producing negative returns. The Information Technology (+41.08%), Consumer Discretionary (+37.60%), Communication Services (+22.84%), and Materials (+21.07%) sectors were all up more than 20%. In terms of specific stocks held within the Fund, notable outperformers were Scotts Miracle Gro (+64.98%) and Facebook (+52.34%), while notable underperformers included Schlumberger (-29.35%) and Wells Fargo (-39.49%).

Mid Cap Growth Fund:

For the six-month period ended August 31, 2020, the Institutional Class shares of the Fund returned 16.98%, lagging the 22.94% return of the Russell Midcap Growth Total Return Index over the same six-month period. Our bias toward equal sector weighting explains the majority of the relative underperformance between the Institutional Class shares of the Fund and the Russell Midcap Growth Total Return Index returns.

The Fund’s overweight to Energy and underweight to Technology both detracted from performance over the six-month period. From a stock selection standpoint, we picked stocks well in the Consumer Discretionary and Producer Durables sectors, but struggled in the Technology sector. Notable outperformers were SolarEdge Technologies (+77.32%) and Tractor Supply (+69.09%), while notable underperformers included energy companies Cactus Inc. (-18.40%) and ONEOK Inc. (-56.10%).

Thank you for your business and the confidence you have placed in us. We wish you a wonderful remainder of 2020.

Sincerely,

David B. Smith, CFA	Doug Butler
Chief Investment Officer	Director of Research
Bright Rock Capital Management	Bright Rock Capital Management

Past performance is not a guarantee of future results.

The S&P 500® Total Return Index is a cap weighted index of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

The S&P 500® Equal Weighted Sector Index measures performance of 10 S&P 500 GICS Sectors (all ex Real Estate) equally weighted and rebalanced quarterly.

Russell Midcap Growth Total Return Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Real GDP is Real Gross Domestic Product and is an inflation-adjusted measure that reflects the value of all goods and services produced by an economy in a given year.

One cannot invest directly in an index.

Opinions expressed are those of Bright Rock Capital Management, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in mid cap companies can involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities can exhibit greater volatility. Additional risks include political, economic, and currency risks as well as differences in accounting methods. These risks can be greater for investments in emerging markets. The Funds will bear their share of the fees and expenses of investments in underlying mutual funds or exchange-traded funds (“ETFs”). Shareholders will pay higher expenses than would be the case if making direct investments in underlying mutual funds or ETFs. Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact a fund’s ability to sell ETF shares. Derivatives, such as options and futures, involve risks different, and in certain cases, greater than the risks presented by more traditional investments. Short selling of securities may result in a Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.  The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedule of Investments included in this report.

Must be preceded or accompanied by a prospectus.

The Bright Rock Funds are distributed by Quasar Distributors, LLC.

Bright Rock Funds
Allocation of Portfolio Holdings as of August 31, 2020

Bright Rock Mid Cap Growth Fund
(% of Investments)

Bright Rock Quality Large Cap Fund
(% of Investments)

Bright Rock Funds
Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 – August 31, 2020).

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will

Bright Rock Funds
Expense Examples (Unaudited) (Continued)

not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mid Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2020 –
	March 1, 2020	August 31, 2020	August 31, 2020*
Actual	$1,000.00	$1,169.80	$5.91
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.76	$5.50

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

	Quality Large Cap Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2020 –
	March 1, 2020	August 31, 2020	August 31, 2020*
Actual	$1,000.00	$1,126.70	$4.66
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.82	$4.43

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended August 31, 2020

	One	Three	Five	Ten
	Year	Years	Years	Years
Bright Rock Mid Cap Growth Fund
Institutional Class	14.58%	14.32%	12.79%	12.25%
Russell Midcap® Growth Total Return Index	23.56%	17.86%	14.94%	16.03%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Per the Prospectus dated June 28, 2020, the Fund's gross expense ratio is 1.14%. The returns shown in the table and graph assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index ten years ago. The graph does not reflect any future performance.

The Russell Midcap® Growth Total Return Index measures the performance of the mid-cap growth segment of the U.S. equity universe. One cannot invest directly in an index.

Bright Rock Mid Cap Growth Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended August 31, 2020

	One	Three	Five	Ten
	Year	Years	Years	Years
Bright Rock Quality Large Cap Fund
Institutional Class	9.70%	11.04%	10.29%	12.10%
S&P 500® Total Return Index	21.94%	14.52%	14.46%	15.16%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Per the Prospectus dated June 28, 2020, the Fund's gross expense ratio is 0.87%. The returns shown in the table and graph assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index ten years ago. The graph does not reflect any future performance.

The S&P 500® Total Return Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Bright Rock Quality Large Cap Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Mid Cap Growth Fund
Schedule of Investments
August 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 100.08%

Auto Components – 2.41%
Gentex Corp.	71,000	$1,920,550

Beverages – 5.50%
Brown-Forman Corp. – Class B	29,500	2,158,515
Monster Beverage Corp. (a)	26,500	2,222,290
		4,380,805

Capital Markets – 6.47%
FactSet Research Systems, Inc.	6,000	2,102,400
Morningstar, Inc. (a)	10,000	1,601,500
SEI Investments Co.	27,600	1,445,136
		5,149,036

Chemicals – 6.24%
International Flavors & Fragrances, Inc.	12,500	1,547,375
The Sherwin-Williams Co.	5,100	3,422,355
		4,969,730

Commercial Services & Supplies – 7.64%
Copart, Inc. (a)	41,000	4,236,120
Rollins, Inc.	33,500	1,847,190
		6,083,310

Containers & Packaging – 1.11%
AptarGroup, Inc.	7,500	887,925

Electrical Equipment – 4.18%
Acuity Brands, Inc.	12,000	1,311,480
AMETEK, Inc.	20,000	2,014,000
		3,325,480

Electronic Equipment, Instruments & Components – 5.09%
Amphenol Corp. – Class A	17,000	1,866,600
IPG Photonics Corp. (a)	13,500	2,183,355
		4,049,955

Energy Equipment & Services – 1.11%
Cactus, Inc.	40,000	883,600

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2020 (Unaudited)

	Shares	Value

Food Products – 3.73%
The Hershey Co.	20,000	$2,972,800

Health Care Equipment & Supplies – 13.79%
Edwards Lifesciences Corp. (a)	39,000	3,347,760
IDEXX Laboratories, Inc. (a)	9,000	3,519,540
ResMed, Inc. (a)	17,000	3,073,260
Varian Medical Systems, Inc. (a)	6,000	1,042,020
		10,982,580

Household Products – 2.89%
Church & Dwight Co., Inc.	24,000	2,299,920

IT Services – 5.19%
FleetCor Technologies, Inc. (a)	3,550	892,648
Jack Henry & Associates, Inc.	19,600	3,242,232
		4,134,880

Multiline Retail – 4.31%
Dollar General Corp.	17,000	3,431,960

Oil, Gas & Consumable Fuels – 8.85%
Cabot Oil & Gas Corp.	90,000	1,707,300
Cheniere Energy, Inc. (a)	63,000	3,279,150
ONEOK, Inc.	74,850	2,056,878
		7,043,328

Road & Rail – 2.49%
JB Hunt Transport Services, Inc.	14,100	1,981,614

Semiconductors & Semiconductor Equipment – 4.19%
Analog Devices, Inc.	15,300	1,788,264
SolarEdge Technologies, Inc. (a)	7,000	1,548,050
		3,336,314

Software – 5.27%
ANSYS, Inc. (a)	6,000	2,034,060
Tyler Technologies, Inc. (a)	6,250	2,158,187
		4,192,247

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2020 (Unaudited)

	Shares	Value

Specialty Retail – 6.50%
Floor & Decor Holdings, Inc. (a)	31,000	$2,270,440
Tractor Supply Co. (a)	19,500	2,902,185
		5,172,625

Trading Companies & Distributors – 3.12%
Fastenal Co.	50,800	2,482,088
TOTAL COMMON STOCKS (Cost $40,875,392)		79,680,747

MONEY MARKET FUNDS – 0.39%
Morgan Stanley Institutional Liquidity Funds –
Government Portfolio, Institutional Class, 0.020% (b)	310,722	310,722
TOTAL MONEY MARKET FUNDS (Cost $310,722)		310,722
Total Investments (Cost $41,186,114) – 100.47%		79,991,469
Liabilities in Excess of Other Assets – (0.47%)		(371,521)
TOTAL NET ASSETS – 100.00%		$79,619,948

(a)	Non-income producing security.
(b)	Seven day yield as of August 31, 2020.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments
August 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 93.84%

Aerospace & Defense – 3.08%
Raytheon Technologies Corp.	139,726	$8,523,286

Banks – 2.80%
JPMorgan Chase & Co.	60,000	6,011,400
Wells Fargo & Co.	72,000	1,738,800
		7,750,200

Beverages – 3.04%
PepsiCo, Inc.	60,000	8,403,600

Capital Markets – 3.88%
BlackRock, Inc.	8,000	4,753,520
T. Price Rowe Group, Inc.	43,000	5,986,030
		10,739,550

Chemicals – 11.21%
Ecolab, Inc.	31,000	6,109,480
Linde PLC	43,500	10,863,690
The Scotts Miracle-Gro Co.	39,641	6,680,698
The Sherwin-Williams Co.	10,950	7,347,997
		31,001,865

Diversified Telecommunication Services – 2.12%
Verizon Communications Inc.	99,000	5,867,730

Electric Utilities – 4.53%
Evergy, Inc.	78,000	4,151,160
NextEra Energy, Inc.	30,000	8,375,100
		12,526,260

Energy Equipment & Services – 1.82%
Schlumberger Ltd. (a)	265,000	5,037,650

Food & Staples Retailing – 2.66%
Walmart, Inc.	53,000	7,359,050

Food Products – 1.64%
McCormick & Co., Inc.	22,000	4,536,400

Health Care Providers & Services – 2.74%
CVS Health Corp.	122,000	7,578,640

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
August 31, 2020 (Unaudited)

	Shares	Value

Health Care Technology – 1.96%
Cerner Corp. (b)	74,000	$5,429,380

Hotels, Restaurants & Leisure – 2.11%
Starbucks Corp. (b)	69,000	5,828,430

Household Products – 2.12%
Colgate-Palmolive Co.	74,000	5,865,240

Industrial Conglomerates – 2.24%
3M Co.	38,000	6,194,760

Interactive Media & Services – 9.37%
Alphabet, Inc. – Class A (b)	6,900	11,243,757
Facebook, Inc. – Class A (b)	50,000	14,660,000
		25,903,757

IT Services – 4.25%
Automatic Data Processing, Inc.	33,000	4,589,970
Mastercard, Inc. – Class A	20,000	7,163,800
		11,753,770

Life Sciences Tools & Services – 1.47%
Thermo Fisher Scientific, Inc. (b)	9,500	4,075,310

Machinery – 1.87%
Otis Worldwide Corp.	82,000	5,157,800

Multi-Utilities – 2.46%
Sempra Energy	55,000	6,800,750

Oil, Gas & Consumable Fuels – 6.91%
Chevron Corp.	113,000	9,484,090
EOG Resources, Inc.	120,000	5,440,800
Exxon Mobil Corp.	105,000	4,193,700
		19,118,590

Pharmaceuticals – 3.30%
Johnson & Johnson	59,500	9,127,895

Road & Rail – 2.33%
Union Pacific Corp.	33,500	6,446,740

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
August 31, 2020 (Unaudited)

	Shares	Value

Software – 3.92%
Microsoft Corp.	48,000	$10,825,440

Specialty Retail – 8.07%
O’Reilly Automotive, Inc. (b)	19,500	9,079,785
The Home Depot, Inc.	30,000	8,551,200
The TJX Companies, Inc.	85,547	4,687,120
		22,318,105

Water Utilities – 1.94%
Essential Utilities, Inc.	126,500	5,376,250
TOTAL COMMON STOCKS (Cost $174,612,878)		259,546,448

EXCHANGE TRADED FUNDS – 5.26%
Invesco KBW Bank ETF	165,000	6,524,100
Technology Select Sector SPDR Fund	65,000	8,030,750
TOTAL EXCHANGE TRADED FUNDS (Cost $10,632,963)		14,554,850

MONEY MARKET FUNDS – 0.59%

Other Investment Pools and Funds – 0.59%
Morgan Stanley Institutional Liquidity Funds –
Government Portfolio, Institutional Class, 0.020% (c)	1,634,263	1,634,263
TOTAL MONEY MARKET FUNDS (Cost $1,634,263)		1,634,263
Total Investments (Cost $186,880,104) – 99.69%		275,735,561
Other Assets in Excess of Liabilities – 0.31%		844,052
TOTAL NET ASSETS – 100.00%		$276,579,613

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of August 31, 2020.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Assets and Liabilities
August 31, 2020 (Unaudited)

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
ASSETS
Investments, at value:
(Cost $41,186,114 and $186,880,104)	$79,991,469	$275,735,561
Receivable for Fund shares sold	28,089	233,414
Dividends and interest receivable	65,013	879,209
Other assets	13,482	16,933
TOTAL ASSETS	80,098,053	276,865,117

LIABILITIES
Payable for Fund shares redeemed	370,589	33,281
Payable to affiliates	26,769	72,177
Payable to Adviser	49,556	148,760
Accrued expenses and other liabilities	31,191	31,286
TOTAL LIABILITIES	478,105	285,504
NET ASSETS	$79,619,948	$276,579,613

Net assets consist of:
Paid-in capital	$36,084,212	$177,542,905
Total distributable earnings	43,535,736	99,036,708
NET ASSETS	$79,619,948	$276,579,613

INSTITUTIONAL CLASS SHARES
Net assets	$79,619,948	$276,579,613
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,645,493	14,926,138
Net asset value, redemption price
and offering price per share	$21.84	$18.53

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Operations
For the Six Months Ended August 31, 2020 (Unaudited)

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
INVESTMENT INCOME
Dividend income	$328,196	$3,079,216
Interest income	897	1,324
TOTAL INVESTMENT INCOME	329,093	3,080,540

EXPENSES
Management fees	268,791	816,465
Administration fees	40,645	121,568
Fund accounting fees	18,079	48,853
Audit and tax fees	4,943	27,893
Transfer agent fees and expenses	12,889	19,305
Federal and state registration fees	12,115	13,876
Legal fees	7,748	12,532
Custody fees	4,015	13,860
Chief Compliance Officer fees	6,256	6,256
Trustees’ fees	5,872	5,872
Reports to shareholders	3,160	6,739
Insurance	1,188	1,853
Other expenses	2,513	3,650
TOTAL EXPENSES	388,214	1,098,722
NET INVESTMENT INCOME (LOSS)	(59,121)	1,981,818

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Net realized gain on investments	2,066,222	2,974,762
Net change in unrealized appreciation
on investments	10,643,072	29,058,167
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	12,709,294	32,032,929
NET INCREASE IN NET ASSETS
FROM OPERATIONS	$12,650,173	$34,014,747

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2020	Year Ended
	(Unaudited)	February 29, 2020
FROM OPERATIONS
Net investment loss	$(59,121)	$(244,012)
Net realized gain on investments	2,066,222	4,800,696
Net change in unrealized
appreciation on investments	10,643,072	931,821
Net increase in net assets from operations	12,650,173	5,488,505

FROM DISTRIBUTIONS
Net dividends and distributions –
Institutional Class	—	(2,627,778)
Net decrease in net assets resulting
from distributions paid	—	(2,627,778)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	7,085,247	13,809,032
Shares converted into Institutional Class
from Investor Class (Note 1)	—	68,602
Payments for shares redeemed –
Institutional Class	(7,257,710)	(16,040,717)
Shares converted from Investor Class
to Institutional Class (Note 1)	—	(68,602)
Net asset value of shares issued
in reinvestment of distributions to
shareholders – Institutional Class	—	2,531,734
Net increase (decrease) in net assets
from capital share transactions	(172,463)	300,049
TOTAL INCREASE IN NET ASSETS	12,477,710	3,160,776
NET ASSETS
Beginning of Period/Year	67,142,238	63,981,462
End of Period/Year	$79,619,948	$67,142,238

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2020	Year Ended
	(Unaudited)	February 29, 2020
FROM OPERATIONS
Net investment income	$1,981,818	$3,236,229
Net realized gain on investments	2,974,762	15,015,245
Net change in unrealized appreciation
(depreciation) on investments	29,058,167	(2,992,514)
Net increase in net assets from operations	34,014,747	15,258,960

FROM DISTRIBUTIONS
Net dividends and distributions –
Institutional Class	(1,727,114)	(13,201,378)
Net dividends and distributions – Investor Class	—	(81)
Net decrease in net assets resulting
from distributions paid	(1,727,114)	(13,201,459)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	24,209,023	36,124,307
Shares converted into Institutional Class
from Investor Class (Note 1)	—	10,832
Payments for shares redeemed –
Institutional Class	(17,677,008)	(42,340,713)
Payments for shares redeemed – Investor Class	—	(11,157)
Shares converted from Investor Class
to Institutional Class (Note 1)	—	(10,832)
Net asset value of shares issued
in reinvestment of distributions to
shareholders – Institutional Class	26,304	10,020,825
Net asset value of shares issued
in reinvestment of distributions to
shareholders – Investor Class	—	81
Net increase in net assets
from capital share transactions	6,558,319	3,793,343
TOTAL INCREASE IN NET ASSETS	38,845,952	5,850,844
NET ASSETS
Beginning of Period/Year	237,733,661	231,882,817
End of Period/Year	$276,579,613	$237,733,661

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year				Year
	Ended	Ended				Ended
	August 31,	February	Year Ended			February
	2020	29,	February 28,			29,
	(Unaudited)	2020	2019	2018	2017	2016
Net Asset Value,
Beginning of Period/Year	$18.67	$17.89	$17.56	$14.83	$12.37	$13.88

Income (loss) from
investment operations:
Net investment income (loss)(1)	(0.02)	(0.07)	0.02	(0.01)	0.01	0.01
Net realized and unrealized
gain (loss) on investments	3.19	1.56	0.31	2.75	2.61	(0.79)
Total from investment operations	3.17	1.49	0.33	2.74	2.62	(0.78)

Less distributions paid:
From income	—	(0.02)	—	(0.01)	(0.01)	—
From net realized
gain on investments	—	(0.69)	—	—	(0.15)	(0.73)
Total distributions paid	—	(0.71)	—	(0.01)	(0.16)	(0.73)
Net Asset Value,
End of Period/Year	$21.84	$18.67	$17.89	$17.56	$14.83	$12.37
Total Return(2)	16.98%	8.07%	1.88%	18.50%	21.22%	-5.68%

Supplemental Data and Ratios:
Net assets, end of period/year
(000’s omitted)	$79,620	$67,142	$63,918	$66,052	$58,928	$45,666
Ratio of expenses to average
net assets before waiver,
reimbursements and recoupments(3)	1.08%	1.14%	1.18%	1.21%	1.20%	1.26%
Ratio of expenses to average
net assets after waiver,
reimbursements and recoupments(3)	1.08%	1.14%	1.18%	1.21%	1.25%	1.25%
Ratio of net investment income
(loss) to average net assets before
waiver, reimbursements
and recoupments(3)	(0.16)%	(0.34)%	0.14%	(0.03)%	0.14%	0.08%
Ratio of net investment income
(loss) to average net assets after
waiver, reimbursements
and recoupments(3)	(0.16)%	(0.34)%	0.14%	(0.03)%	0.10%	0.09%
Portfolio turnover rate(2)	13.2%	29.1%	10.6%	15.3%	30.2%	44.1%

(1)	Per share net investment income (loss) was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months	Year				Year
	Ended	Ended				Ended
	August 31,	February	Year Ended			February
	2020	29,	February 28,			29,
	(Unaudited)	2020	2019	2018	2017	2016
Net Asset Value,
Beginning of Period/Year	$16.58	$16.42	$16.26	$15.26	$13.79	$14.73

Income (loss) from
investment operations:
Net investment income(1)	0.13	0.23	0.25	0.20	0.20	0.23
Net realized and unrealized
gain (loss) on investments	1.94	0.87	0.67	1.25	1.79	(0.71)
Total from investment operations	2.07	1.10	0.92	1.45	1.99	(0.48)

Less distributions paid:
From income	(0.12)	(0.23)	(0.25)	(0.19)	(0.19)	(0.23)
From net realized
gain on investments	—	(0.71)	(0.51)	(0.26)	(0.33)	(0.23)
Total distributions paid	(0.12)	(0.94)	(0.76)	(0.45)	(0.52)	(0.46)
Net Asset Value,
End of Period/Year	$18.53	$16.58	$16.42	$16.26	$15.26	$13.79
Total Return(2)	12.67%	6.24%	5.92%	9.54%	14.64%	-3.31%

Supplemental Data and Ratios:
Net assets at end of period/year
(000’s omitted)	$276,580	$237,734	$231,862	$232,472	$216,188	$180,801
Ratio of expenses to average
net assets(3)	0.87%	0.87%	0.88%	0.89%	0.89%	0.90%
Ratio of net investment income
to average net assets(3)	1.58%	1.28%	1.53%	1.28%	1.37%	1.62%
Portfolio turnover rate(2)	21.8%	28.3%	42.6%	30.9%	60.3%	58.3%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Notes to Financial Statements
August 31, 2020 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Bright Rock Funds (the “Funds”) are comprised of the Bright Rock Mid Cap Growth Fund (“Mid Cap Growth Fund”) and the Bright Rock Quality Large Cap Fund (“Quality Large Cap Fund”), each representing a distinct series with its own investment objective and policies within the Trust.  The investment objective of both Funds is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund is a series of an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.  Each Fund currently offers Institutional Class shares.  The Institutional Class shares of each Fund commenced operations on May 26, 2010.  Effective as of the close of business on June 28, 2019, each Fund converted its Investor Class shares into Institutional Class shares of the same Fund and ceased offering its Investor Class shares.  Bright Rock Capital Management, LLC (the “Adviser”) serves as the Funds’ investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued.  Forward currency contracts are valued at the mean between the bid and asked prices by an approved independent pricing service (“Pricing Service”).  Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.  Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on NASDAQ will be

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2020 (Unaudited)

valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its net asset value (“NAV”), whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a Pricing Service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  In the absence of available quotations, the securities will be priced at fair value.  Any discount or premium is accreted or amortized using the constant yield to maturity method.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.  In the event market quotations are not readily available, such security will be valued at its fair value.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2020 (Unaudited)

approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2020:

Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$79,680,747	$—	$—	$79,680,747
Money Market Funds	310,722	—	—	310,722
Total Investments
in Securities	$79,991,469	$—	$—	$79,991,469

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2020 (Unaudited)

Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$259,546,448	$—	$—	$259,546,448
Exchange Traded Funds	14,554,850	—	—	14,554,850
Money Market Funds	1,634,263	—	—	1,634,263
Total Investments
in Securities	$275,735,561	$—	$—	$275,735,561

The Funds did not hold financial derivative instruments during the period presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Mid Cap Growth Fund will make distributions of net investment income and net capital gain, if any, at least annually. The Quality Large Cap Fund will make distributions of net investment income, if any, at least quarterly, and net capital gain, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These differences are either temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2020 (Unaudited)

(e)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

(f)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Fund expenses are allocated by class based on relative net assets.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders for the years ended February 29, 2020 and February 28, 2019 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain
Mid Cap Growth Fund
Year ended February 29, 2020	$85,966	$2,541,812
Year ended February 28, 2019	$—	$—
Quality Large Cap Fund
Year ended February 29, 2020	$3,203,792	$9,997,667
Year ended February 28, 2019	$3,552,533	$6,983,320

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2020 (Unaudited)

As of February 29, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Cost basis of investments for
federal income tax purposes	$38,883,561	$177,527,233
Gross tax unrealized appreciation	$29,829,283	$68,122,485
Gross tax unrealized depreciation	(1,707,215)	(8,402,368)
Net tax unrealized appreciation	$28,122,068	$59,720,117
Undistributed ordinary income	$—	$564,925
Undistributed long-term capital gain	2,763,495	6,464,033
Total distributable earnings	$2,763,495	$7,028,958
Other accumulated loss	—	—
Total accumulated earnings	$30,885,563	$66,749,075

The difference between book-basis and tax-basis cost of investments is attributable to the tax deferral of wash sale losses.

The Funds had no material uncertain tax positions and had not recorded a liability for unrecognized tax benefits as of February 29, 2020.  Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal year 2020.  At February 29, 2020, the fiscal years 2017 through 2020 remained open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Growth Fund, compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.  The Trust, on behalf of the Quality Large Cap Fund, compensates the Adviser for its management services at the annual rate of 0.65% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Funds’ other expenses at least through June 28, 2022, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.25% of each

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2020 (Unaudited)

Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursements will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.  The Funds did not have any previously waived expenses subject to potential recoupment at the period end.

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services) (“Fund Services”) acts as the Funds’ administrator under an Administration Agreement. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; and coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  Fees and expenses incurred for the six months ended August 31, 2020, and owed as of August 31, 2020, are as follows:

Administration	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$40,645	$12,046
Bright Rock Quality Large Cap Fund	$121,568	$40,482

Fund Accounting	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$18,079	$6,602
Bright Rock Quality Large Cap Fund	$48,853	$17,868

Transfer Agency	Incurred*	Owed
Bright Rock Mid Cap Growth Fund	$12,605	$4,457
Bright Rock Quality Large Cap Fund	$18,001	$6,679

Custody	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$4,015	$1,580
Bright Rock Quality Large Cap Fund	$13,860	$5,061

*	These amounts do not include sub-transfer agency fees, therefore may not agree to the Statements of Operations.

The Funds each have a line of credit with US Bank (see Note 8).

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and US Bank.

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2020 (Unaudited)

The Trust’s Chief Compliance Officer (“CCO”) is also an employee of Fund Services.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended August 31, 2020, and owed as of August 31, 2020, is as follows:

CCO	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$6,256	$2,084
Bright Rock Quality Large Cap Fund	$6,256	$2,087

(6)	Capital Share Transactions
		Six Months Ended	Year Ended
	Mid Cap Growth Fund – Institutional Class	August 31, 2020	February 29, 2020
	Shares Sold	433,932	695,840
	Shares Issued to Holders in
	Reinvestment of Distributions	—	125,894
	Shares Redeemed	(385,308)	(800,940)
	Shares Converted into Institutional Class	—	3,456
	Net Increase	48,624	24,250

		Six Months Ended	Year Ended
	Mid Cap Growth Fund – Investor Class	August 31, 2020	February 29, 2020
	Shares Sold	—	—
	Shares Issued to Holders in
	Reinvestment of Distributions	—	—
	Shares Redeemed	—	—
	Shares Converted from Investor Class	—	(3,456)
	Net Decrease	—	(3,456)

		Six Months Ended	Year Ended
	Quality Large Cap Fund – Institutional Class	August 31, 2020	February 29, 2020
	Shares Sold	1,693,219	2,028,426
	Shares Issued to Holders in
	Reinvestment of Distributions	1,803	550,106
	Shares Redeemed	(1,103,861)	(2,364,677)
	Shares Converted into Institutional Class	—	620
	Net Increase	591,161	214,475

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2020 (Unaudited)

	Six Months Ended	Year Ended
Quality Large Cap Fund – Investor Class	August 31, 2020	February 29, 2020
Shares Sold	—	—
Shares Issued to Holders in
Reinvestment of Distributions	—	5
Shares Redeemed	—	(628)
Shares Converted from Investor Class	—	(620)
Net Decrease	—	(1,243)

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended August 31, 2020 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Mid Cap Growth Fund	Quality Large Cap Fund
Purchases	$9,827,057	$60,919,303
Sales	$9,362,815	$54,579,971

(8)	Line of Credit

The Funds each have lines of credit, maturing August 7, 2021, of the lesser of 33.33% of the fair value of unencumbered net assets of a Fund or the amount of $3,500,000 and $25,000,000 for the Mid Cap Growth Fund and Quality Large Cap Fund, respectively. These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was accrued at the prime rate of 3.25%.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Mid Cap Growth Fund	14	$91,571	$116	$370,000	8/18/2020
Quality Large Cap Fund	15	$578,400	$783	$1,570,000	3/23/2020

*	Interest expense is included within “other expenses” on the Statements of Operations.

(9)	Subsequent Event

On September 18, 2020, the Quality Large Cap Fund declared and paid a distribution of $1,005,539 to the shareholders of record on September 17, 2020.

(10)	Recent Market Events

U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic,

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2020 (Unaudited)

which has resulted in related public health issues, growth concerns in the U.S. and overseas, temporary and permanent layoffs in the private sector, rising unemployment claims, and reduced consumer spending, all of which may lead to a substantial economic downturn or recession in the U.S. and global economies.  The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events, such as the U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 18, 2020 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Bright Rock Capital Management, LLC, the Funds’ investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 25, 2020 (the “June 25, 2020 meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and the other separately-managed accounts of the Adviser’s parent company and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2021.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ operations by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)

implemented by the Adviser, as well as the qualifications, experience and responsibilities of Douglas S. Butler and David B. Smith, the Funds’ portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Funds.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program, and discussed the Adviser’s marketing activity and its continuing commitment to the Funds.  The Trustees noted that during the course of the prior year they had met with the Adviser to discuss the Funds’ performance and outlook, along with the marketing and compliance efforts made by the Adviser.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan in response to the novel coronavirus (COVID-19) pandemic and challenges to day-to-day operations in a predominately work-from-home environment.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Trustees discussed the performance of the Institutional Class shares of the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund for the quarter, one-year, three-year, five-year and since inception periods ended March 31, 2020.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Morningstar U.S. Midcap® Growth Index for the Bright Rock Mid Cap Growth Fund and the S&P 500® Total Return Index for the Bright Rock Quality Large Cap Fund) and in comparison to a peer group of funds in each Fund’s current Morningstar category as constructed by data presented by Morningstar Direct (a peer group of U.S. open-end mid-cap growth funds for the Bright Rock Mid Cap Growth Fund and a peer group of U.S. open-end large blend funds for the Bright Rock Quality Large Cap Fund) (each a “Morningstar Peer Group”).

The Trustees noted the Bright Rock Mid Cap Growth Fund’s performance for each of the quarter, one-year and three-year periods ended March 31, 2020 was below the Morningstar Peer Group median.  The Trustees also noted that the Bright Rock Mid Cap Growth Fund’s performance for the five-year period ended March 31, 2020 was above the

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)

Morningstar Peer Group median.  The Trustees further noted that for the quarter, three-year and since inception periods ended March 31, 2020, the Bright Rock Mid Cap Growth Fund had underperformed the Morningstar U.S. Midcap® Growth Index.  The Trustees further noted that for the one-year and five-year periods ended March 31, 2020, the Bright Rock Mid Cap Growth Fund had outperformed the Morningstar U.S. Midcap® Growth Index.

The Trustees noted for each of the quarter, three-year and five-year periods ended March 31, 2020, the Bright Rock Quality Large Cap Fund’s performance was below the Morningstar Peer Group median.  The Trustees also noted that the Bright Rock Quality Large Cap Fund’s performance for the one-year period ended March 31, 2020 was above the Morningstar Peer Group median.  The Trustees noted that for the quarter, one-year, three-year, five-year and since inception periods ended March 31, 2020, the Bright Rock Quality Large Cap Fund had underperformed the S&P 500® Total Return Index.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for each Fund was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of each Fund relative to its Morningstar Peer Group and the separately-managed accounts of the Adviser’s parent company, as well as the fee waivers and expense reimbursements of the Adviser.

The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Advisory Agreement, as well as the Funds’ brokerage practices and use of soft dollars by the Adviser.  These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 25, 2020 meeting and the August 18, 2020 meeting at which the Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.

The Trustees noted that the Bright Rock Mid Cap Growth Fund’s contractual management fee of 0.75% was below the Morningstar Peer Group average of 0.80%.  The Trustees noted that the Bright Rock Mid Cap Growth Fund was operating below its

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)

expense cap of 1.25% for Institutional Class shares.  The Trustees observed that the Bright Rock Mid Cap Growth Fund’s total expense ratio of 1.17% for Institutional Class shares fell above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.01%.  The Trustees also compared the fees paid by the Bright Rock Mid Cap Growth Fund to the fees paid by separately-managed accounts of the Adviser’s parent company that are managed by the same portfolio management team as the Fund.

The Trustees noted that the Bright Rock Quality Large Cap Fund’s contractual management fee of 0.65% was below the Morningstar Peer Group average of 0.68%.  The Trustees noted that the Bright Rock Quality Large Cap Fund was operating below its expense cap of 1.25% for Institutional Class shares.  The Trustees observed that the Bright Rock Quality Large Cap Fund’s total expense ratio of 0.88% for Institutional Class shares was above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 0.82%.  The Trustees also compared the fees paid by the Bright Rock Quality Large Cap Fund to the fees paid by separately-managed accounts of the Adviser’s parent company that are managed by the same portfolio management team as the Fund.

The Trustees concluded that the Funds’ expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser was not realizing profits in connection with its management of the Funds, after rebating fees to its parent company and reflecting marketing and distribution expenses, and the Trustees further concluded that the Adviser’s parent company maintained adequate profit levels to support the services to the Funds from the revenues of its overall investment advisory business.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted that the Funds’ management fee structure did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Funds at the Funds’ current asset levels.

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds.  The Trustees examined the brokerage practices of the Adviser with respect to the Funds.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to obtain research or brokerage services or attract additional investor assets, appear to be reasonable, and in many cases may benefit the Funds.

CONCLUSIONS

The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2021 as being in the best interests of each Fund and its shareholders.

Bright Rock Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Bright Rock Funds
Additional Information
(Unaudited)

Tax Information

For the fiscal year ended February 29, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Bright Rock Quality Large Cap	100.00%
Bright Rock Mid Cap Growth	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 29, 2020, was as follows:

Bright Rock Quality Large Cap	100.00%
Bright Rock Mid Cap Growth	100.00%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-273-7223.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Independent Trustees

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Michael D. Akers, Ph.D.	Trustee	Indefinite	21	Professor Emeritus,	Independent
615 E. Michigan St.		Term; Since		Department of	Trustee, USA
Milwaukee, WI 53202		August 22,		Accounting (June	MUTUALS
Year of Birth: 1955		2001		2019–present);	(an open-end
				Professor,	investment
				Department of	company with
				Accounting	two portfolios).
(2004–2019);
Chair, Department
of Accounting
(2004–2017),
Marquette University.

Gary A. Drska	Trustee	Indefinite	21	Pilot, Frontier/	Independent
615 E. Michigan St.		Term; Since		Midwest Airlines,	Trustee, USA
Milwaukee, WI 53202		August 22,		Inc. (airline company)	MUTUALS
Year of Birth: 1956		2001		(1986–present).	(an open-end
investment
company with
two portfolios).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Jonas B. Siegel	Trustee	Indefinite	21	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present);	Trustee, Gottex
Milwaukee, WI 53202		October 23,		Managing Director,	Trust (an open-
Year of Birth: 1943		2009		Chief Administrative	end investment
				Officer (“CAO”) and	company)
				Chief Compliance	(2010–2016);
				Officer (“CCO”),	Independent
				Granite Capital	Manager,
				International Group,	Ramius IDF
				L.P. (an investment	fund complex
				management firm)	(two closed-end
				(1994–2011).	investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment fund
complex (three
closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-
Alternatives fund
complex (three
closed-end
investment
companies)
(2010–2015).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Interested Trustee and Officers

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Joseph C. Neuberger*	Chairperson	Indefinite	21	President (2017–	Trustee, USA
615 E. Michigan St.	and	Term; Since		present), Chief	MUTUALS
Milwaukee, WI 53202	Trustee	August 22,		Operating Officer	(an open-end
Year of Birth: 1962		2001		(2016–2020),	investment
				Executive Vice	company)
				President (1994–	(2001–2018);
				2017), U.S.	Trustee, Buffalo
				Bancorp Fund	Funds (an open-
				Services, LLC.	end investment
company)
(2003–2017).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Compliance	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Officer,	July 1,		Services, LLC (February
Year of Birth: 1985	Vice	2017		2017–present); Vice
	President			President and Assistant
	and			CCO, Heartland Advisors,
	Anti-Money			Inc. (December 2016–
	Laundering			January 2017); Vice
	Officer			President and CCO,
Heartland Group, Inc.
(May 2016– November
2016); Vice President,
CCO and Senior Legal
Counsel (May 2016–
November 2016),
Assistant CCO and Senior
Legal Counsel (January
2016–April 2016), Senior
Legal and Compliance
Counsel (2013–2015),
Heartland Advisors, Inc.

Jay S. Fitton	Secretary	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		July 22,		Services, LLC
Year of Birth: 1970		2019		(2019–present); Partner,
Practus, LLP (2018–
2019); Counsel, Drinker
Biddle & Reath (2016–
2018); Counsel,
Huntington Bancshares
Inc. (2011–2015).

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		April 23,		Services, LLC
Year of Birth: 1987		2015		(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		July 1,		Services, LLC
Year of Birth: 1987		2015		(2010–present).

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		August 20,		Services, LLC
Year of Birth: 1985		2018		(2007–present).

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-273-7223. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-273-7223, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the Funds’ filings on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-866-273-7223 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Bright Rock Funds

Investment Adviser
Bright Rock Capital Management, LLC
288 Union Street
Rockland, Massachusetts 02370

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

BB-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*       /s/John Buckel
John Buckel, President

Date    11/6/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/John Buckel
John Buckel, President

Date    11/6/2020

By (Signature and Title)*       /s/Jennifer Lima
Jennifer Lima, Treasurer

Date    11/6/2020

* Print the name and title of each signing officer under his or her signature.